Income and Expenses Relating to Life Insurance Operations (Tables)	6 Months Ended
Sep. 30, 2025
Insurance [Abstract]
Life Insurance Premiums and Related Investment Income
Life insurance premiums and related investment income for the six months ended September 30, 2024 and 2025 consist of the following:

	Millions of yen
	Six months ended September 30, 2024	Six months ended September 30, 2025
Life insurance premiums	¥229,185	¥241,599
Life insurance related investment income*	4,623	58,109

	¥233,808	¥299,708

*
Life insurance related investment income for the six months ended September 30, 2024 and 2025 include net unrealized holding of
a
loss
of ¥997 million and a
gain
of ¥30,360 million on equity securities held as of September 30, 2024 and 2025, respectively.

Reinsurance Benefits and Reinsurance Premiums Included in Life Insurance Premiums
Life insurance premiums include reinsurance benefits, net of reinsurance premiums. For the six months ended September 30, 2024 and 2025, reinsurance benefits and reinsurance premiums included in life insurance premiums are as follows:

	Millions of yen
	Six months ended September 30, 2024	Six months ended September 30, 2025
Reinsurance benefits	¥969	¥9,170
Reinsurance premiums	(2,438)	(2,593)

Gains or Losses Relating to Variable Annuity and Variable Life Insurance Contracts
The above mentioned gains or losses relating to variable annuity and variable life insurance contracts for the six months ended September 30, 2024 and 2025 are mainly as follows:

	Millions of yen
	Six months ended September 30, 2024	Six months ended September 30, 2025
Life insurance premiums and related investment income :
Net realized and unrealized gains or losses from investment assets	¥(2,704)	¥21,706
Net gains or losses from derivative contracts :	(131)	(1,148)
Futures	(141)	(1,106)
Foreign exchange contracts	10	(42)

Life insurance costs :
Changes in the fair value of the policy liabilities and policy account balances	¥(15,980)	¥6,707
Insurance costs recognized for insurance and annuity payouts as a result of insured events	11,839	10,571
Changes in the fair value of the reinsurance contracts	(73)	1,071